Consolidated Statements of Comprehensive Loss (Unaudited) ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2023 CNY (¥) ¥ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	¥ 83,926	$ 11,689	¥ 127,695
Cost of sales	79,980	11,140	115,199
Gross profit	3,946	549	12,496
Operating expenses:
Selling expenses	3,393	473	4,176
General and administrative expenses	15,811	2,202	26,070
Other expenses (income), net	(5,458)	(760)	(7,581)
Total operating expenses	13,746	1,915	22,665
Loss from operations	(9,800)	(1,366)	(10,169)
Interest expenses	1,960	273	4,075
Loss before income taxes	(11,760)	(1,639)	(14,244)
Income tax benefits	(85)	(12)	(85)
Loss from discontinued operation	91	13	1,456
Net loss	(11,766)	(1,640)	(15,615)
Less: Net loss attributable to non-controlling interests	(1,280)	(178)	(1,350)
Net loss attributable to UTime Limited	(10,486)	(1,462)	(14,265)
Comprehensive loss
Net loss	(11,766)	(1,640)	(15,615)
Foreign currency translation adjustment	343	48	3,769
Total comprehensive loss	(11,423)	(1,592)	(11,847)
Less: Comprehensive loss attributable to non-controlling interest	(1,280)	(178)	(1,350)
Comprehensive loss attributable to UTime Limited	¥ (10,143)	$ (1,414)	¥ (10,497)
Loss per share attributable to UTime Limited
Continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.76)	$ (0.11)	¥ (1.55)
Discontinued operation (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.01)	$ (0.001)	¥ (0.18)
Weighted average ordinary shares outstanding
Basic (in Shares)	13,567,793	13,567,793	8,267,793